Fair Value Disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair value disclosure
Cost or Amortized Cost	$ 135,394
Level 3 | Single broker quotes
Fair value disclosure
Cost or Amortized Cost	74	79
Level 3 | Independent and non-binding broker quotes
Fair value disclosure
Cost or Amortized Cost	$ 1,134	$ 2,330